Lease obligations - Lease payments (Details) $ in Thousands	Dec. 31, 2021 USD ($)
Disclosure Of Maturity Analysis Of Lease Payments [Line Items]
Lease payments	$ 945,835
Interest component	228,734
Lease obligations	717,101
2022
Disclosure Of Maturity Analysis Of Lease Payments [Line Items]
Lease payments	140,413
Interest component	42,112
Lease obligations	98,301
2023
Disclosure Of Maturity Analysis Of Lease Payments [Line Items]
Lease payments	122,902
Interest component	37,497
Lease obligations	85,405
2024
Disclosure Of Maturity Analysis Of Lease Payments [Line Items]
Lease payments	110,429
Interest component	33,148
Lease obligations	77,281
2025
Disclosure Of Maturity Analysis Of Lease Payments [Line Items]
Lease payments	99,854
Interest component	28,697
Lease obligations	71,157
2026
Disclosure Of Maturity Analysis Of Lease Payments [Line Items]
Lease payments	86,149
Interest component	24,423
Lease obligations	61,726
Thereafter
Disclosure Of Maturity Analysis Of Lease Payments [Line Items]
Lease payments	386,088
Interest component	62,857
Lease obligations	$ 323,231